Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Detail) - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		$ 76,460	$ 46,720
Precious metals		1,181	3,709
Trading assets
Securities		108,331	112,664
Loans		8,352	13,829
Other		1,156	995
Securities purchased under resale agreements and securities borrowed		119,747	131,178
Derivative financial instruments		45,065	38,119
Investment securities		111,389	82,359
Loans:
Residential mortgages		284,684	268,169
Personal loans		93,758	98,631
Credit cards		14,797	17,788
Business & government		217,663	212,972
Property and equipment	[1]	5,897	2,669
Investment in associates		2,475	5,614
Goodwill and other intangibles assets		17,015	17,465
Total		1,136,466	1,086,161
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		76,460	46,720
Precious metals		1,181	3,709
Trading assets
Securities		108,331	112,664
Loans		8,352	13,829
Other		1,156	995
Securities purchased under resale agreements and securities borrowed		119,747	131,178
Derivative financial instruments		45,065	38,119
Investment securities		111,389	82,359
Loans:
Residential mortgages		284,684	268,169
Personal loans		93,758	98,631
Credit cards		14,797	17,788
Business & government		217,663	212,972
Allowances for credit losses		(7,639)	(5,077)
Customers' liability under acceptances		14,228	13,896
Property and equipment		5,897	2,669
Investment in associates		2,475	5,614
Goodwill and other intangibles assets		17,015	17,465
Other (including Deferred tax assets)		21,907	24,461
Total		1,136,466	1,086,161
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		73,406	43,392
Trading assets
Securities			21
Loans		1,640	7,255
Investment securities		105,811	78,235
Loans:
Residential mortgages		83,606	80,777
Business & government		206,607	202,935
Allowances for credit losses		(561)	(583)
Customers' liability under acceptances		14,305	13,902
Other (including Deferred tax assets)		1,844	3,721
Total		486,658	429,655
Credit risk [member] | Credit risk exposure drawn retail [member]
Trading assets
Loans			145
Loans:
Residential mortgages		200,985	187,284
Personal loans		91,435	97,253
Credit cards		12,347	14,033
Business & government		3,649	3,461
Allowances for credit losses		(944)	(708)
Other (including Deferred tax assets)		936	905
Total		308,408	302,373
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans		2,314	1,366
Credit cards		93	575
Business & government		6,974	6,255
Total		9,381	8,196
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Loans		177
Securities purchased under resale agreements and securities borrowed		119,747	131,173
Loans:
Other (including Deferred tax assets)		10	62
Total		119,934	131,235
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments		45,065	38,119
Loans:
Total		45,065	38,119
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities		3,056	2,279
Loans:
Total		3,056	2,279
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Loans		1,470	6,779
Derivative financial instruments		39,294	34,489
Loans:
Total		40,764	41,268
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals		1,181	3,709
Trading assets
Securities		108,331	112,643
Loans		6,535	6,429
Other		1,156	995
Loans:
Total		117,203	123,776
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		3,054	3,328
Trading assets
Securities purchased under resale agreements and securities borrowed			5
Investment securities		2,522	1,845
Loans:
Residential mortgages		93	108
Personal loans		9	12
Credit cards		2,357	3,180
Business & government		433	321
Allowances for credit losses		(6,134)	(3,786)
Customers' liability under acceptances		(77)	(6)
Property and equipment		5,897	2,669
Investment in associates		2,475	5,614
Goodwill and other intangibles assets		17,015	17,465
Other (including Deferred tax assets)		19,117	19,773
Total		$ 46,761	$ 50,528

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).